Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

Software
RMB
Cost:
Balance at January 1, 2017	29,818
Additions	175
Transferred from construction in progress	4,836
Disposals	(268)
Disposal of a subsidiary	(11)

Balance at December 31, 2017	34,550
Additions	269
Transferred from construction in progress	6,040
Disposals	(3,545)

Balance at December 31, 2018	37,314

Accumulated amortization and impairment:
Balance at January 1, 2017	(18,574)
Amortization charge for the year	(3,843)
Written back on disposals	250
Disposal of a subsidiary	8

Balance at December 31, 2017	(22,159)

Amortization charge for the year	(4,366)
Written back on disposals	3,372

Balance at December 31, 2018	(23,153)

Net book value at December 31, 2018	14,161

Net book value at December 31, 2017	12,391